Annual Fund Operating Expenses (Vanguard Pacific Stock Index Fund Institutional)	Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Shares 11/1/2013 - 10/31/2014	Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Institutional Plus Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%	0.04%
12b-1 Distribution Fee	none	none
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	0.09%	0.08%